Debt and Other Obligations - Revolving credit facility (Details) $ in Thousands				12 Months Ended
	May 05, 2017 USD ($)	May 04, 2017	Jul. 25, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	May 05, 2017 EUR (€)	Jul. 25, 2014 EUR (€)
Debt Instrument [Line Items]
Transaction costs				$ 1,763	$ 919
Amortization of debt issuance costs				2,220	4,171	$ 4,035
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity | €							€ 175,000,000	€ 175,000,000	€ 115,000,000
Transaction costs	$ 2,313		$ 3,341	2,394	3,299
Amortization of debt issuance costs				$ 779	$ 705
Commitment fee percentage	35.00%	40.00%
Revolving Credit Facility | EURIBOR and LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate			2.50%
Revolving Credit Facility | EURIBOR and LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%